Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2019	2018
	£m	£m
Trade payables	2,404	1,977
Deferred payables	217	355
Customer contributions[1]	87	85
Social security and other taxes	159	173
Other payables	902	863
	3,769	3,453

1.	From government-related entities.